Inventories	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Inventories

 Note 12 | Inventories

	2023	2022
Product purchased for resale	4,941	5,885
Finished products	351	612
Intermediate products	160	184
Raw materials	299	425
Materials and supplies	585	526
	6,336	7,632

By Segment	2023	2022
Retail	5,041	6,035
Potash	371	398
Nitrogen	493	706
Phosphate	431	493
	6,336	7,632

Inventories expensed to cost of goods sold during the year were $19,391 (2022 – $21,371).